Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 10,154	¥ 11,202	¥ 10,803
Impairment loss	¥ 13,526